RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
The Company enters into transactions with related parties in the normal course of business and on terms equivalent to those that prevail in arm's length transactions. The Company advances funds to support operations and provides services to investments in equity accounted investees. A summary of the significant related party transactions are as follows:
Equity accounted investees

($ millions)	2018	2017
For the years ended December 31:
Services provided	42	8
Interest income	6	1
As at December 31:
Advances to related parties(1)	135	42
Trade receivables and other	12	5

(1)
Includes $58 million (2017: $13 million) in advances to Canada Kuwait Petrochemical Corporation ("CKPC") convertible to shares at the Company's discretion and $75 million (2017: $29 million) in advances to Ruby Pipeline, L.L.C.

Key management personnel and director compensation
Key management consists of the Company's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short term incentives, the Company also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2018	2017
Short-term employee benefits	10	8
Share-based compensation and other	13	7
Total compensation of key management	23	15

Transactions
Key management personnel and directors of the Company control less than one percent of the voting common shares of the Company (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-employment benefit plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2018 (December 31, 2017: nil).
Transactions

($ millions)		Transaction value year ended December 31
Post-employment benefit plan	Transaction	2018	2017
Defined benefit plan	Funding	19	16